Earnings and Dividends Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Continuing Operations:
Loss from continuing operations									$ (7,515)	$ (161,385)	$ (224,537)
Plus: Gain on disposition of real estate									7,079	1,318	9,127
Plus: Income (loss) attributable to non-controlling interests									3,543	12,071	(711)
Income (loss) from continuing operations attributable to DDR									3,107	(147,996)	(216,121)
Write-off of preferred share original issuance costs									(6,402)
Preferred dividends									(31,587)	(42,269)	(42,269)
Basic - Loss from continuing operations attributable to DDR common shareholders									(34,882)	(190,265)	(258,390)
Less: Earnings attributable to unvested shares and operating partnership units									(488)	(155)	(259)
Basic - Loss from continuing operations									(35,370)	(190,420)	(258,649)
Discontinued operations:
Loss from discontinued operations									(18,961)	(87,654)	(188,230)
Plus: Income attributable to non-controlling interests										26,292	47,758
Basic - Loss from discontinued operations									(18,961)	(61,362)	(140,472)
Basic - Net loss attributable to DDR common shareholders after allocation to participating securities									(54,331)	(251,782)	(399,121)
Continuing Operations:
Basic - Loss from continuing operations attributable to DDR common shareholders									(34,882)	(190,265)	(258,390)
Less: Fair value for Otto Family warrants									(21,926)
Less: Earnings attributable to unvested shares and operating partnership units									(488)	(155)	(259)
Diluted - Loss from continuing operations									(57,296)	(190,420)	(258,649)
Discontinued Operations:
Basic - Loss from discontinued operations									(18,961)	(61,362)	(140,472)
Diluted - Net loss attributable to DDR common shareholders after allocation to participating securities									$ (76,257)	$ (251,782)	$ (399,121)
Number of Shares:
Basic - Average shares outstanding	274,718	274,639	274,299	255,966	253,872	249,139	248,533	227,133	270,278	244,712	158,816
Effect of dilutive securities - Warrants									1,194
Diluted - Average shares outstanding	274,718	274,639	274,299	262,581	253,872	249,139	253,539	227,133	271,472	244,712	158,816
Basic Earnings Per Share:
Loss from continuing operations attributable to DDR common shareholders									$ (0.13)	$ (0.78)	$ (1.63)
Income (loss) from discontinued operations									$ (0.07)	$ (0.25)	$ (0.88)
Net loss attributable to DDR common shareholders	$ (0.01)	$ (0.18)	$ (0.10)	$ 0.10	$ (0.37)	$ (0.10)	$ (0.39)	$ (0.15)	$ (0.20)	$ (1.03)	$ (2.51)
Dilutive Earnings Per Share:
Loss from continuing operations attributable to DDR common shareholders									$ (0.21)	$ (0.78)	$ (1.63)
Income (loss) from discontinued operations									$ (0.07)	$ (0.25)	$ (0.88)
Net loss attributable to DDR common shareholders	$ (0.01)	$ (0.18)	$ (0.10)	$ 0.01	$ (0.37)	$ (0.10)	$ (0.47)	$ (0.15)	$ (0.28)	$ (1.03)	$ (2.51)